UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/2014

John Hancock INVESTMENTS

Tax-Free Bond Fund
(Unaudited 08-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.0%				$427,030,129

(Cost $376,065,872)

Alabama 0.5%				2,269,273

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,269,273

Arizona 0.5%				2,390,210

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,144,890
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (D)	5.500	07/01/28	1,000,000	1,245,320

California 18.4%				80,890,502

ABAG Finance Authority for Nonprofit Corps, Series A	5.000	08/01/43	2,000,000	2,212,000
California State Public Works Board	5.000	10/01/39	1,000,000	1,130,180
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	0.944	01/01/19	30,000,000	28,754,100
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	3,000,000	3,409,530
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,190,000	1,995,638
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,492,550
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	2,980,000	3,051,669
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,878,875
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	3,895,000	4,174,233
San Diego County Regional Transportation Commission	5.000	04/01/44	3,000,000	3,461,550
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,037
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	0.470	01/01/17	4,900,000	4,845,365
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	1.171	01/01/20	2,000,000	1,873,260
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	10,011,600
Santa Ana Financing Authority (D)	6.250	07/01/19	995,000	1,226,815
Santa Ana Financing Authority (D)	6.250	07/01/19	1,005,000	1,212,372
State of California	5.000	02/01/38	5,375,000	5,975,818
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10/01/40	1,000,000	1,159,910

Colorado 3.6%				15,814,186

Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,180,103
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,942,423
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	4,461,380
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,230,280

Connecticut 0.8%				3,285,660

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,285,660

1

Tax-Free Bond Fund
(Unaudited 08-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia 3.7%				$16,169,788

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	$5,000,000	5,601,750
Metropolitan Washington Airports Authority	5.000	10/01/44	1,000,000	1,102,400
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	2.944	10/01/36	7,250,000	2,467,828
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	2.994	10/01/35	6,470,000	2,326,612
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	3.056	10/01/33	6,565,000	2,679,505
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (0.000% to 6.500% on
10-1-16) (D)	1.162	10/01/41	1,750,000	1,991,693

Florida 2.9%				12,575,803

Bonnet Creek Resort Community
Development District	7.250	05/01/18	595,000	595,256
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,500,480
Hernando County, Criminal Justice (D)(P)	7.650	07/01/16	500,000	557,955
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	7,866,040
Miami Beach Health Facilities Authority	5.000	11/15/44	500,000	541,550
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,380,000	1,514,522

Georgia 2.2%				9,867,988

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,031,690
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	70,000	73,373
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	40,000	42,396
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	835,000	914,701
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,400,000	5,037,208
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,768,620

Guam 0.3%				1,177,240

Guam International Airport Authority
Series C AMT (D)	6.125	10/01/43	1,000,000	1,177,240

Illinois 4.2%				18,607,049

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	4,103,403
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,820,000	2,830,152
City of Chicago, O'Hare International Airport Revenue (D)	5.500	01/01/43	2,000,000	2,221,320
City of Chicago, Series A	5.750	01/01/39	3,200,000	3,648,896
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,795,035
Lake County Community Consolidated School District No: 24
(D)(Z)	2.861	01/01/22	2,440,000	1,920,353
State Of Illinois (D)	5.500	07/01/38	1,000,000	1,100,530
Will County Community Unit School District No: 365 (D)(Z)	1.735	11/01/21	1,130,000	987,360

2

Tax-Free Bond Fund
(Unaudited 08-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Indiana 0.8%				$3,430,470

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	$3,000,000	3,430,470

Kentucky 0.3%				1,081,350

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,081,350

Louisiana 1.0%				4,510,610

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,782,175
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,728,435

Massachusetts 8.9%				39,030,285

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	10,364,720
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	3.274	07/01/26	8,595,000	5,216,563
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	2,500,000	2,888,500
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,463,950
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	15,000	15,078
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	9,975,000	11,072,749
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	4,008,725

Michigan 0.3%				1,390,018

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,131,190
Michigan Finance Authority
Local Government Loan Program (D)	5.000	07/01/36	250,000	258,828

Nebraska 2.5%				10,987,265

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,725,639
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	730,000	787,626
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	4,000,000	4,474,000

New Jersey 2.2%				9,691,560

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,748,950
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,654,950
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,315,000	2,287,660

New York 19.5%				85,947,339

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,129,510
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	4,035,780
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,442,640

3

Tax-Free Bond Fund
(Unaudited 08-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	$1,500,000	$1,586,220
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	3,000,000	3,404,670
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	9,027,520
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,266,317
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,373,860
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,410,880
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12/15/41	8,500,000	9,540,825
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,588,900
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,000,000	3,588,120
New York State Dormitory Authority	5.000	02/15/39	2,500,000	2,799,850
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	8,234,840
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	1,000,000	1,162,390
Port Authority of New York & New Jersey	5.000	09/01/36	1,000,000	1,158,640
Port Authority of New York & New Jersey	5.000	09/01/39	1,000,000	1,147,540
Port Authority of New York & New Jersey
144th Project	5.000	10/01/29	3,500,000	3,772,370
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	6,820,000	6,780,717
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,265,000	2,617,661
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,493,269
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,384,820

Oklahoma 1.5%				6,670,320

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,643,000
Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	2,000,000	2,027,320

Oregon 0.9%				3,976,266

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	3,630,000	3,976,266

Pennsylvania 1.7%				7,678,650

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	1,022,410
City of Philadelphia, Series A	5.000	07/15/38	2,000,000	2,243,080
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,413,160

Puerto Rico 1.8%				7,941,080

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	2,407,710
Puerto Rico Sales Tax Financing Corp.
Series A	5.375	08/01/39	3,000,000	2,384,970

4

Tax-Free Bond Fund
(Unaudited 08-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (0.000% to 6.750% on 8-1-
16)	1.535	08/01/32	$4,000,000	$3,148,400

South Carolina 1.9%				8,451,300

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,828,240
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	1,500,000	1,623,060

Texas 14.4%				63,417,904

City of Austin
Electric Utility Revenue (D)	5.000	11/15/37	5,000,000	5,538,500
City of Dallas
Waterworks & Sewer System	5.000	10/01/35	5,000,000	5,730,700
City of Dallas
Waterworks & Sewer System	5.000	10/01/36	5,000,000	5,736,650
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,832,323
City Public Service Board of San Antonio	5.000	02/01/48	5,000,000	5,512,200
Dallas/Fort Worth International Airport	5.000	11/01/38	2,500,000	2,664,025
Dallas/Fort Worth International Airport, Series D	5.250	11/01/32	5,000,000	5,791,700
Grand Parkway Transportation Corp., Series B	5.000	04/01/53	4,000,000	4,365,880
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D) (Z)	0.885	09/15/16	570,000	559,541
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,331,600
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	195,000	234,628
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,689,900
Lower Colorado River Authority
Unrefunded to 5-15-19	5.625	05/15/39	3,805,000	4,201,862
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,748,095
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,480,300

Utah 0.0%				110,064

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	105,000	110,064

Washington 0.5%				2,199,279

Energy Northwest	5.000	07/01/40	450,000	515,844
Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,683,435

Wisconsin 0.2%				1,014,170

Public Finance Authority
Rose Villa Project, Series A	5.750	11/15/44	1,000,000	1,014,170

Wyoming 0.8%				3,361,530

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,361,530

Other 0.7%				3,092,970

Centerline Equity Issuer Trust, Series A-4-1, AMT (S)	5.750	05/15/15	3,000,000	3,092,970

5

Tax-Free Bond Fund
(Unaudited 08-31-2014)

	Par value	Value

Short-Term Investments 3.1%		$13,414,000

(Cost $13,414,000)

Repurchase Agreement 3.1%		13,414,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.0300%
to be repurchased at $11,293,009 on 9-2-14, collateralized by
$10,725,100 Treasury Inflation Index Notes, 0.125% due 4-15-17
(valued at $11,518,978 including interest)	$11,293,000	11,293,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $2,121,000 on 9-2-14, collateralized by $2,195,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $2,164,248, including interest)	2,121,000	2,121,000

Total investments (Cost $389,479,872)† 100.1%		$440,444,129

Other assets and liabilities, net (0.1%)		$(334,011)

Total net assets 100.0%		$440,110,118

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	4.0%
Assured Guaranty Municipal Corp.	3.7%
National Public Finance Guarantee Corp.	3.1%
Assured Guaranty Corp.	2.4%
Financial Guaranty Insurance Company	1.2%
CIFG Holdings, Ltd.	0.6%
Commonwealth Gtd.	0.5%

Total	15.5%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

6

Tax-Free Bond Fund
(Unaudited 08-31-2014)

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $380,686,404. Net unrealized appreciation aggregated $50,510,523, of which $51,216,128 related to appreciated investment securities and $705,605 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14:

General Obligation Bonds	8.0%
Revenue Bonds
Transportation	22.5%
Utilities	19.5%
Other Revenue	15.5%
Airport	7.0%
Development	5.8%
Water & Sewer	5.2%
Education	4.0%
Tobacco	2.8%
Health Care	2.5%
Facilities	2.4%
Pollution	1.8%
Short-Term Investments & Other	3.0%

Total	100.0%

7

Tax-Free Bond Fund
(Unaudited 08-31-2014)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

52Q1 8/14
10/14

John Hancock
High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.3%				$196,568,558

(Cost $169,023,105)

Alabama 3.3%				6,551,819

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	2,000,000	2,269,279
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	2,023,000
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,259,540

Arizona 3.4%				6,786,900

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,387,990
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,289,780
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,109,130

California 10.7%				21,447,580

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,185,460
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	0.604	01/01/18	7,950,000	7,787,343
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	1,000,000	1,136,510
Golden State Tobacco Securitization Corp.
Series A-1	4.500	06/01/27	4,735,000	4,314,769
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	2,021,340
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	2,095,530
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	1,070,000	1,146,708
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,759,920

Colorado 2.7%				5,416,980

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	3,186,700
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,230,280

Connecticut 0.7%				1,436,540

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,400,000	1,436,540

District of Columbia 3.0%				6,003,556

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	2.914	10/01/37	4,000,000	1,270,360
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	2.803	10/01/39	4,600,000	1,318,866
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (0.000% to 6.500% on
10-1-16) (D)	0.000	10/01/41	3,000,000	3,414,330

Florida 7.8%				15,644,626

Bonnet Creek Resort Community
Development District	7.250	05/01/18	860,000	860,370

1

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	$1,055,338
Heritage Harbour North Community Development District	6.375	05/01/38	1,240,000	1,239,950
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	2,023,800
Midtown Miami Community Development District	5.000	05/01/37	500,000	509,480
Orange County Industrial Development Authority (S)	8.000	07/01/36	1,000,000	985,040
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	345,000	349,713
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	1,013,820
Palm Beach County Health Facilities Authority	6.000	06/01/21	1,000,000	1,070,830
Palm Beach County Health Facilities Authority	7.500	06/01/49	1,000,000	1,119,680
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,288,640
Tolomato Community Development District, Series 1 (H)	6.450	05/01/23	10,000	10,196
Tolomato Community Development District, Series 1 (H)	6.650	05/01/40	10,000	10,247
Tolomato Community Development District, Series 2 (H)	6.450	05/01/23	470,000	280,444
Tolomato Community Development District, Series 2 (H)	6.650	05/01/40	470,000	277,018
Tolomato Community Development District, Series 3 (H)	6.450	05/01/23	155,000	2
Tolomato Community Development District, Series 3 (H)	6.650	05/01/40	155,000	2
Tolomato Community Development District, Series A-1	6.450	05/01/23	200,000	200,530
Tolomato Community Development District, Series A-1	6.650	05/01/40	200,000	203,914
Tolomato Community Development District, Series A-2, CAB
(0.000% to 05-01-17, then 6.610%)	0.000	05/01/39	110,000	80,582
Tolomato Community Development District, Series A-3, CAB
(0.000% to 05-01-19, then 6.610%)	0.000	05/01/40	260,000	155,199
Tolomato Community Development District, Series A-4, CAB
(0.000% 05-01-22, then 6.610%)	0.000	05/01/40	130,000	57,448
Village Community Development District No. 8	6.125	05/01/39	850,000	980,849
Village Community Development District No. 8	6.375	05/01/38	765,000	871,534

Georgia 3.4%				6,753,879

Atlanta Water & Waste Water Revenue
Series A	6.000	11/01/28	1,000,000	1,207,220
Clayton County Development Authority
Delta Air Lines, Series B AMT	9.000	06/01/35	985,000	1,029,660
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,225,774
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,558,275
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,732,950

Guam 1.4%				2,805,240

Guam Government
Series A	7.000	11/15/39	2,000,000	2,264,080
Guam Government Waterworks Authority	5.000	07/01/35	500,000	541,160

Hawaii 0.6%				1,183,900

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,183,900

Illinois 4.6%				9,216,618

Chicago Midway International Airport
Series A AMT	5.000	01/01/41	1,500,000	1,597,800
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	1,880,000	1,886,768

2

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Illinois (continued)

City of Chicago, IL O'Hare International Airport Revenue	5.750	01/01/43	2,000,000	$2,227,980
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,393,380
Illinois Sports Facilities Authority (D)	5.250	06/15/32	1,000,000	1,110,690

Indiana 1.1%				2,114,219

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,398,163
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	234,957
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	481,099

Iowa 0.5%				1,074,080

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,074,080

Kansas 1.1%				2,230,781

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	4.406	06/01/21	3,195,000	2,230,781

Kentucky 1.7%				3,430,300

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,284,440
Owen County Kentucky Waterworks System Revenue
American Water Company Project, Series A	6.250	06/01/39	1,000,000	1,145,860

Louisiana 3.9%				7,733,130

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,338,610
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,294,600
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	2,099,920

Maryland 2.2%				4,484,330

Anne Arundel County Consolidated Special Taxing District	5.250	07/01/44	1,000,000	1,002,980
Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,084,730
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,396,620

Massachusetts 0.5%				1,085,740

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,085,740

Michigan 0.3%				506,765

Michigan Finance Authority	5.000	07/01/44	500,000	506,765

Minnesota 1.1%				2,114,660

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,057,230
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,057,430

Mississippi 0.5%				1,000,740

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,000,740

3

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Missouri 0.5%				$925,184

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	925,184

Nevada 0.5%				1,053,260

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	1,053,260

New Hampshire 0.3%				552,705

New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	500,000	552,705

New Jersey 1.2%				2,344,230

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09/15/29	1,000,000	1,043,120
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,301,110

New York 8.7%				17,476,701

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,827,450
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,668,719
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,708,710
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,801,447
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	745,000	784,567
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07/15/47	1,000,000	1,133,690
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	400,000	397,696
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	5,154,422

North Carolina 0.6%				1,207,540

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,207,540

Ohio 4.3%				8,577,631

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,865,000	2,417,401
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	3,645,135
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,515,095

Oklahoma 0.5%				1,013,660

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	1,000,000	1,013,660

Pennsylvania 5.2%				10,476,183

Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,049,390
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,215,000	1,360,703

4

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Pennsylvania (continued)

Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06/01/26	1,500,000	$1,695,420
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,099,320
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (0.000% to 6.375% on
12-1-17)	Zero	12/01/38	5,000,000	5,271,350

Puerto Rico 2.1%				4,163,390

Puerto Rico Sales Tax Financing Corp.	5.375	08/01/39	1,000,000	794,990
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	4.160	08/01/33	5,000,000	1,007,100
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (0.000% to 6.750% on 8-1-
16)	0.000	08/01/32	3,000,000	2,361,300

Rhode Island 0.0%				20,148

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	20,000	20,148

Tennessee 2.1%				4,231,574

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	4,231,574

Texas 13.4%				26,893,386

Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,147,720
City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal Projects AMT	6.625	07/15/38	1,000,000	1,121,930
City of Houston TX Airport System Revenue
United Airlines, Inc. Terminal E Project AMT	5.000	07/01/29	3,000,000	3,066,270
Dallas/Fort Worth International Airport
Series A AMT	5.000	11/01/38	2,500,000	2,643,800
Grand Parkway Transportation Corp.	5.500	04/01/53	1,000,000	1,120,610
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,103,339
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,263,060
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	1,575,000	1,670,067
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,490,620
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,113,990
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,153,260
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,150,200
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,477,580
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12/31/38	1,000,000	1,230,950
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,139,990

Virgin Islands 0.6%				1,147,800

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,800

5

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Virginia 1.2%				$2,356,040

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,356,040

Washington 0.5%				1,013,460

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,013,460

Wisconsin 1.0%				1,911,983

Public Finance Authority
Rose Villa Project, Series A	6.000	11/15/49	1,000,000	1,029,930
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	882,053

Wyoming 0.5%				1,020,750

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,020,750

Other 0.6%				1,160,550

Centerline Equity Issuer Trust, AMT (S)	6.000	05/15/19	1,000,000	1,160,550

			Shares	Value

Escrow Certificates 0.0%				$15,198

(Cost $0)

Ohio 0.0%				15,198

Hickory Chase Community Authority (I)			155,399	15,198

			Par value	Value

Short-Term Investments 1.4%				$2,870,000

(Cost $2,870,000)

Repurchase Agreement 1.4%				2,870,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $2,416,002 on 9-2-14, collateralized by $2,294,500 U.S. Treasury
Inflation Index Notes, 0.125% due 4-15-17 (valued at $2,464,340, including interest)			$2,416,000	2,416,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at 0.000% to be repurchased at $454,000 on 9-2-14, collateralized by $470,000 U.S. Treasury Notes,
0.625% due 11-30-17 (valued at $463,415, including interest)			454,000	454,000

Total investments (Cost $171,893,105)† 99.7%				$199,453,756

Other assets and liabilities, net 0.3%				$532,002

Total net assets 100.0%				$199,985,758

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

CAB A convertible capital appreciation bond is a bond which compounds interest for a fixed period of time and then pays interest periodically like a normal serial or term bond.

6

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

(D) Bond is insured by one or more of these companies:

As a % of total
Insurance Coverage	Investments

CIFG Holding, Ltd.	1.9%
Assured Guaranty Corp.	1.7%
National Public Finance Guarantee Corp.	0.6%
Assured Guaranty Municipal Corp.	0.6%

Total	4.8%

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $169,768,283. Net unrealized appreciation aggregated $29,685,473, of which $30,410,114 related to appreciated investment securities and $724,641 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14:

General Obligation Bonds	1.1%
Revenue Bonds
Development	20.3%
Other Revenue	16.4%
Transportation	14.6%
Health Care	11.9%
Airport	10.6%
Pollution	8.9%
Tobacco	5.2%
Utilities	3.2%
Education	3.1%
Water & Sewer	2.3%
Facilities	0.7%
Short-Term Investments & Other	1.7%

Total	100.0%

7

High Yield Municipal Bond Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

59Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014